Summary of principal accounting policies - Intangible assets, net (Details)		12 Months Ended
	Mar. 05, 2019	Mar. 31, 2020
Exclusive cooperation rights
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)	5 years	5 years
Accounts in social media platforms
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)		4 years
Trademarks and software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)		3 years
Trademarks and software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives (in years)		10 years